share-based compensation	12 Months Ended
Dec. 31, 2025
share-based compensation
share-based compensation
14	share-based compensation
(a)	Details of share-based compensation expense

Included in Employee benefits expense in the Consolidated statements of income and other comprehensive income, and in Cash provided by operating activities in the Consolidated statements of cash flows, are the share-based compensation amounts set out in the accompanying table.

Years ended December 31 (millions)		2025			2024
			Associated	Statement		Associated	Statement
		Employee	operating	of cash	Employee	operating	of cash
		benefits	cash	flows	benefits	cash	flows
	Note	expense [1]	outflows	adjustment	expense	outflows	adjustment
Restricted share units	(b)	$152	$(10)	$142	$164	$(14)	$150
Employee share purchase plan	(c)	22	(22)	—	34	(34)	—
Share option awards	(d)	2	—	2	1	—	1
		$176	$(32)	$144	$199	$(48)	$151
TELUS technology solutions [2]		$131	$(23)	$108	$137	$(42)	$95
TELUS health [2]		17	—	17	13	—	13
TELUS digital experience [3]		28	(9)	19	49	(6)	43
		$176	$(32)	$144	$199	$(48)	$151

1	Within employee benefits expense (see Note 8) for the year ended December 31, 2025, restricted share units expense of $152 (2024 – $160) is presented as share-based compensation expense and the balance is included in restructuring costs (see Note 16) of the TELUS technology solutions segment.
2	Comparative amounts have been adjusted for change in segmentation (see Note 5).
3	During the three-month period ended June 30, 2024, the written put options in respect of non-controlling interests associated with the WillowTree acquisition were renegotiated, which resulted in: a change in provisions for business combinations; the institution of a maximum payout for the non-controlling interests associated with the WillowTree acquisition; and the awarding of share-based compensation. The expense (recovery) associated with these awards was $(1) (2024 – $21) for the year ended December 31, 2025.

(b)	Restricted share units

General

We use restricted share units as a form of retention and incentive compensation. Each restricted share unit is nominally equal in value to one equity share and is entitled to notional dividends as if it were an issued and outstanding equity share. These notional dividends are recorded as additional issuances of restricted share units. Due to the notional dividend mechanism, the grant-date fair value of restricted share units equals the grant-date fair market value of the corresponding equity shares, other than for the restricted share units affected by the relative total shareholder return performance condition (for which a grant-date fair value is determined using a Monte Carlo simulation).

Restricted share units generally become payable when vesting is complete; TELUS Corporation restricted share units typically vest over a period of 33 months (the requisite service period) and TELUS International (Cda) Inc. restricted share units typically vested over a period of 48 months (the requisite service period). The vesting method of restricted share units, which is determined on or before the date of grant, may be either cliff or graded; the majority of TELUS Corporation restricted share units outstanding are cliff-vesting and the majority of TELUS International (Cda) Inc. restricted share units outstanding were graded-vesting.

Accounting for restricted share units, either as equity instruments or as liability instruments, is based upon the expected manner of their settlement when they are granted. Grants of TELUS Corporation restricted share units before fiscal 2019, and grants of TELUS International (Cda) Inc. restricted share units before fiscal 2021, were accounted for as liability instruments, as the associated obligations were normally expected to be cash - settled when granted.

TELUS Corporation restricted share units

We also award restricted share units that largely have the same features as our general restricted share units, but have a variable payout (0% – 200%) that depends upon the achievement of: our total customer connections performance condition (with a weighting of 33 – 1/3%; 2024 and prior awards, 25)%; our free cash flow* performance condition (with a weighting of 33 – 1/3%; 2024 and prior awards, NIL)%; and the total shareholder return on TELUS Corporation Common Shares relative to international peer groups of telecommunications companies (with a weighting of 33 – 1/3%; 2024 and prior awards, 75%). The grant-date fair values of the notional subsets of our restricted share units affected by the total customer connections performance condition and the free cash flow performance condition equal the fair market value of the corresponding TELUS Corporation Common Shares at the grant date; we include these notional subsets in the presentation of our restricted share units with only service conditions. For the notional subset of restricted share units affected by the relative total shareholder return performance condition, we estimate fair value using a Monte Carlo simulation due to their variable payout. Restricted share units granted in 2025 and 2024 are accounted for as equity-settled, based on their expected settlement method when granted.

The following table presents a summary of outstanding TELUS Corporation non-vested restricted share units.

As at December 31	2025	2024
Restricted share units without market performance conditions
Restricted share units with service conditions only	12,212,381	6,896,228
Notional subset affected by non-market performance conditions	1,148,939	556,308
	13,361,320	7,452,536
Restricted share units with market performance conditions
Notional subset affected by relative total shareholder return performance condition	1,330,323	1,513,481
Number of non-vested restricted share units	14,691,643	8,966,017

The following table presents a summary of the activity related to TELUS Corporation restricted share units without market performance conditions.

			Weighted
	Number of restricted		average
	share units [1]		grant-date
	Non-vested	Vested	fair value
Outstanding, January 1, 2024
Non-vested	6,198,319	—	$28.68
Vested	—	32,521	$28.97
Granted
Initial award	4,471,168	—	$23.88
In lieu of dividends	633,807	2,289	$21.81
Vested	(3,207,355)	3,207,355	$29.68
Settled
In equity	—	(2,828,666)	$30.05
In cash	—	(380,776)	$27.18
Forfeited	(643,403)	—	$26.21
Outstanding, December 31, 2024
Non-vested	7,452,536	—	$25.03
Vested	—	32,723	$26.17
Granted
Initial award	5,358,279	—	$21.59
In lieu of dividends	870,210	2,606	$20.99
Vested	(3,672,568)	3,672,568	$23.61
Settled
In equity	—	(3,553,739)	$23.50
In cash	—	(100,639)	$28.16
Forfeited	(605,692)	—	$24.53
Exchange of restricted share units due to privatization of TELUS International (Cda) Inc. (Note 28(b))	3,958,555	—	$20.57
Outstanding, December 31, 2025
Non-vested	13,361,320	—	$21.88
Vested	—	53,519	$23.69

1	Excluding the notional subset of restricted share units affected by the relative total shareholder return performance condition.

TELUS International (Cda) Inc. restricted share units

We also had awarded restricted share units that largely had the same features as the TELUS Corporation restricted share units. One subset of these units had a variable payout (0% – 200%) that depended upon TELUS Digital Experience financial performance (with a weighting of 50%) and the total shareholder return on TELUS International (Cda) Inc. subordinate voting shares relative to an international peer group of customer experience and digital IT services companies (with a weighting of 50%). Another subset of these units had a variable payout (0% – 300%) that depended upon the financial performance of certain TELUS Digital Experience products and services. For the notional subset of units affected by financial performance conditions, the grant-date fair value equalled the fair market value of the corresponding subordinate voting shares at the grant date. For the notional subset of our restricted share units affected by the relative total shareholder return performance condition, we estimated the fair value using a Monte Carlo simulation due to the variable payout. Restricted share units granted in 2025 and 2024 have been accounted for as equity-settled, based on their expected settlement method when granted.

The following table presents a summary of the activity related to TELUS International (Cda) Inc. restricted share units (such units being exchanged due to privatization, as discussed further in Note 28(b)).

			Weighted
	Number of restricted		average
	share units		grant-date
	Non-vested	Vested	fair value
Outstanding, January 1, 2024	2,615,746	—	US$	21.36
Granted – initial award	19,933,019	528,234	US$	5.30
Vested	(1,187,336)	1,187,336	US$	16.85
Settled in equity	—	(1,715,570)	US$	12.72
Forfeited	(1,180,493)	—	US$	12.51
Outstanding, December 31, 2024	20,180,936	—	US$	6.33
Granted – initial award	9,772,565	—	US$	2.91
Vested	(3,964,562)	3,964,562	US$	7.09
Settled in equity	—	(3,957,585)	US$	7.10
Forfeited	(5,085,830)	(6,977)	US$	5.11
Exchange of restricted share units due to privatization of TELUS International (Cda) Inc. (Note 28(b))	(20,903,109)	—	US$	4.88
Outstanding, December 31, 2025	—	—	US$	—

(c)	TELUS Corporation employee share purchase plan

We have an employee share purchase plan under which eligible employees can purchase TELUS Corporation Common Shares through regular payroll deductions. In respect of TELUS Corporation Common Shares held within the employee share purchase plan, dividends declared thereon during the year ended December 31, 2025, of $57 million (2024 – $54 million) were to be reinvested in TELUS Corporation Common Shares acquired by the trustee from Treasury, with a discount applicable, as set out in Note 13(b).

(d)Share option awards

General

We use share option awards as a form of retention and incentive compensation. For these awards granted to officers and other employees, we apply the fair value method of accounting. Typically share option awards have a three-year vesting period (the requisite service period). The vesting method of share option awards can be either cliff or graded, determined on or before the grant date; all TELUS Corporation share option awards granted after 2004 have been cliff-vesting.

The weighted average fair value of share option awards granted is calculated by using a Black-Scholes model (a closed-form option pricing model). The risk-free interest rate used in determining the fair value of the share option awards is based on a Government of Canada yield curve that is current at the time of grant. The expected lives of the share option awards are based on our historical share option award exercise data. Similarly, expected volatility considers the historical volatility in the price of our Common Shares in respect of TELUS Corporation share options and the average historical volatility in the prices of a peer group’s shares, and in the price of TELUS International (Cda) Inc.’s subordinate voting shares, in respect of TELUS International (Cda) Inc. share options. The dividend yield is the annualized dividend current at the time of grant divided by the share option award exercise price. Dividends are not paid on unexercised share option awards and are not subject to vesting.

TELUS Corporation share option awards

Employees may be granted share option awards to purchase TELUS Corporation Common Shares at an exercise price equal to the fair market value at the time of grant. Share option awards granted under the plan may be exercised over specific periods not to exceed seven years from the date of grant.

These share option awards have a net-equity settlement feature. The optionee does not have the choice of exercising the net-equity settlement feature; it is at our option whether the exercise of a share option award is settled as a share option or settled using the net-equity settlement feature.

The following table presents a summary of the activity related to the TELUS Corporation share option plan.

Year ended December 31	2025		2024
	Number of	Weighted	Number of	Weighted
	share	average share	share	average share
	options	option price [1]	options	option price
Outstanding, beginning of period	1,519,501	$22.45	1,778,901	$22.35
Exercised [2]	(45,747)	$21.20	(101,700)	$21.29
Forfeited	(83,600)	$22.69	(157,700)	$22.08
Exchange of share options due to privatization of TELUS International (Cda) Inc. (Note 28(b))	697,454	$20.57	—	—
Outstanding, end of period	2,087,608	$22.48	1,519,501	$22.45
Exercisable, end of period	1,390,154	$22.48	1,519,501	$22.45

1	The weighted average remaining contractual life is 1.5 years.
2	For the year ended December 31, 2025, the weighted average price at the dates of exercise was $22.36 (2024 – $23.24).

TELUS International (Cda) Inc. share option awards

Employees may be granted equity share options (equity-settled) to purchase TELUS International (Cda) Inc. subordinate voting shares at an exercise price equal to, or a multiple of, the fair market value at the time of grant and/or phantom share options (cash-settled) that provided them with exposure to appreciation in the TELUS International (Cda) Inc. subordinate voting share price. Share option awards granted under the plan were exercisable over specific periods not to exceed ten years from the time of grant. All equity share option awards and most phantom share option awards had a variable payout (0% – 100%) that depended upon the achievement of TELUS Digital Experience financial performance and non - market quality-of-service performance conditions.

The following table presents a summary of the activity related to TELUS International (Cda) Inc. share options (such share options being exchanged due to privatization, as discussed further in Note 28(b)).

Year ended December 31	2025			2024
	Number of	Weighted		Number of	Weighted
	share	average share		share	average share
	options	option price		options	option price
Outstanding, beginning of period	5,352,728	US$	6.53	2,536,783	US$	10.39
Granted	—	US$	—	2,909,788	US$	3.69
Forfeited	(400,676)	US$	12.69	(93,843)	US$	22.73
Exchange of share options due to privatization of TELUS International (Cda) Inc. (Note 28(b))	(4,952,052)	US$	6.03	—		—
Outstanding, end of period	—	US$	—	5,352,728	US$	6.53
Exercisable, end of period	—	US$	—	2,363,846	US$	9.32